THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.2%

		Value
	Shares	(000)
BELGIUM — 1.9%
REAL ESTATE — 1.9%
VGP	14,116	$1,146

		1,146

CANADA — 2.1%

MATERIALS — 2.1%
Franco-Nevada	10,338	1,257

		1,257

FRANCE — 3.2%

CONSUMER DISCRETIONARY — 1.3%
LVMH Moet Hennessy Louis Vuitton ADR	5,382	771

CONSUMER STAPLES — 1.9%
L’Oreal ADR	13,099	1,099

		1,870

HONG KONG — 2.4%

FINANCIALS — 2.4%
AIA Group	163,210	1,415

		1,415

ISRAEL — 1.2%

INDUSTRIALS — 1.2%
Fiverr International *	34,614	733

		733

JAPAN — 6.3%

FINANCIALS — 4.2%
Mitsubishi UFJ Financial Group ADR	88,729	745
Sumitomo Mitsui Financial Group	35,615	1,697

		2,442

INDUSTRIALS — 2.1%

FANUC	52,862	1,274

		3,716

NETHERLANDS — 1.4%

INFORMATION TECHNOLOGY — 1.4%
ASML Holding, Cl G	1,399	838

		838

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)
SPAIN — 2.4%

CONSUMER DISCRETIONARY — 2.4%
Industria de Diseno Textil	40,746	$1,403

		1,403

SWEDEN — 1.0%

MATERIALS — 1.0%
Sandvik	33,697	572

		572

SWITZERLAND — 7.4%

CONSUMER STAPLES — 3.1%
Nestle ADR	17,146	1,848

HEALTH CARE — 1.8%
Novartis ADR	11,098	1,038

INDUSTRIALS — 2.5%

ABB ADR	44,435	1,489

		4,375

UNITED KINGDOM — 6.0%

ENERGY — 3.5%
Shell PLC ADR	31,434	2,047

FINANCIALS — 2.5%
London Stock Exchange Group	14,595	1,469

		3,516

UNITED STATES — 59.9%

COMMUNICATION SERVICES — 4.0%
Alphabet, Cl C *	6,057	759
Verizon Communications	44,978	1,580

		2,339

CONSUMER DISCRETIONARY — 4.7%
Amazon.com*	12,409	1,652
NIKE, Cl B	10,845	1,115

		2,767

CONSUMER STAPLES — 2.6%
Costco Wholesale	2,727	1,507

ENERGY — 6.6%
ChampionX	45,895	1,414
EOG Resources	9,848	1,243
Schlumberger	21,722	1,209

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2023
(Unaudited)

SCHEDULE OF INVESTMENTS

		Value
	Shares	(000)
		$3,866

FINANCIALS — 8.9%
Berkshire Hathaway, Cl B *	4,328	1,477
Goldman Sachs Group	5,235	1,589
JPMorgan Chase	9,844	1,369
Visa, Cl A	3,633	854

		5,289

HEALTH CARE — 10.8%
CVS Health	23,199	1,601
Illumina*	9,017	987
Intellia Therapeutics *	18,371	460
Regeneron Pharmaceuticals *	2,807	2,189
Vertex Pharmaceuticals *	3,154	1,142

		6,379

INDUSTRIALS — 2.1%
Kadant	5,628	1,238

INFORMATION TECHNOLOGY — 16.2%
Apple	7,630	1,303
Cadence Design Systems *	8,711	2,089
Cognex	36,614	1,318
Impinj*	15,041	972
NVIDIA	2,629	1,072
Snowflake, Cl A *	6,016	873
Splunk*	13,519	1,990

		9,617

REAL ESTATE — 1.0%
Terreno Realty ‡	11,493	612

UTILITIES — 3.0%
American Electric Power	23,568	1,780

		35,394

TOTAL COMMON STOCK
(Cost $52,095)		56,235

TOTAL INVESTMENTS — 95.2%
(Cost $52,095)		$56,235

Percentages are based on Net Assets of $59,084 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust.

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND
OCTOBER 31, 2023
(Unaudited)

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

CCT-QH-001-0700